Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	95 Months Ended	96 Months Ended	107 Months Ended	108 Months Ended	120 Months Ended
	Aug. 04, 2017	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
C000077645
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Accumulated Value		$ 10,000			$ 10,737.77		$ 12,641.95		$ 13,341.91		$ 13,761.33		$ 17,405.43		$ 15,742.44		$ 17,974.05		$ 21,109.42		$ 24,019.16	$ 27,746.94
C000077646
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Accumulated Value		10,000			10,658.89		12,466.4		13,082.6		13,398.53		16,843.13		15,150.91		17,192.43		20,038.61		22,636.92	25,942.58
C000150517
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Accumulated Value		10,000			10,767.37		12,704.58		13,439.62		13,898.03		17,610.84		15,963.43		18,255.58		21,501.55		24,498.91	28,365.59
C000077647
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Accumulated Value		10,000			10,775.72		12,717.83		13,457.19		13,910.96		17,631.47		15,990.31		18,306.07		21,548.44		24,570.63	28,455.84
C000147334
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Accumulated Value		10,000			10,786.84		12,742.05		13,507.39		13,983.99		17,744.52		16,109.45		18,451.46		21,754.09		24,816.53	28,763.58
C000077648
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Accumulated Value		10,000			10,739.75		12,625.89		13,314.53		13,716.43		17,322.19		15,644.17		17,828.28		20,916.42		23,776.15	27,413.18
C000077649
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Accumulated Value		10,000			10,748.18		12,676.81		13,395.4		13,839.78		17,535.04		15,871.23		18,144.46		21,338.08		24,291.37	28,088.97
C000183913
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund
Accumulated Value		10,000			10,683.94		10,789.61		11,704.8		12,415.06		12,948.55		11,357.99		10,881.41		11,205.76		11,952.45	12,448.69
C000183914
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund
Accumulated Value		10,000			10,598.38		10,624.88		11,440.26		12,041.85		12,472.06		10,861.4		10,324.49		10,555.56		11,180.48	11,544.58
C000183915
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund
Accumulated Value		10,000			9,990.63		10,107.52		10,995.09		11,673.35		12,190.67		10,720.41		10,269.27		10,589.08		11,313.04	11,782.18
C000183916
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund
Accumulated Value		10,000			10,703.31		10,837.12		11,787.34		12,536.72		13,095.52		11,523.08		11,064.83		11,407.54		12,200.95	12,737.9
C000183917
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund
Accumulated Value		10,000			10,720.71		10,848.77		11,819.03		12,565.74		13,128		11,569.34		11,094.16		11,453.39		12,235.83	12,774.27
C000183919
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund
Accumulated Value		10,000			10,661.29		10,752.19		11,667.57		12,347.74		12,840.08		11,250.11		10,752.66		11,042.67		11,736.16	12,189.17
C000183920
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Developed World Bond Fund
Accumulated Value		10,000			9,989.89		10,100.67		10,968.75		11,645.01		12,137.3		10,660.51		10,210.88		10,500.36		11,203.99	11,668.16
C000077742
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund
Accumulated Value		10,000			10,029.63		9,934.61		10,591.3		11,640.19		11,895.41		10,597.94		10,428.42		10,801.18		11,482.32	11,876.34
C000077743
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund
Accumulated Value		10,000			9,962.34		9,808.8		10,394.29		11,353.24		11,535.31		10,205.71		9,969.68		10,251.55		10,827.77	11,139.27
C000083536
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund
Accumulated Value		10,000			10,054.2		9,990.02		10,682.8		11,775.04		12,067.9		10,771.75		10,613.7		11,007.91		11,731.04	12,179.68
C000077744
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund
Accumulated Value		10,000			10,059.03		10,003.93		10,705.92		11,809.31		12,111.42		10,820.91		10,674.27		11,082.88		11,818.29	12,274.55
C000114884
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund
Accumulated Value		10,000			10,079.4		10,020.35		10,732.03		11,857.83		12,158.95		10,866.26		10,719.49		11,130.68		11,888.69	12,344.65
C000077745
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund
Accumulated Value		10,000			9,994.37		9,871.58		10,493.28		11,496.06		11,713.52		10,390.9		10,174.24		10,485.9		11,105.96	11,459.52
C000077746
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund
Accumulated Value		10,000			10,019.94		9,921.83		10,572.85		11,611.71		11,856.74		10,543.17		10,349.04		10,692.38		11,352.06	11,741.82
C000028954
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Flexible Bond Fund
Accumulated Value		10,000			10,055.14		9,982.47		10,665.48		11,744.57		12,025.02		10,722.09		10,552.43		10,931.35		11,635.61	12,053.3
C000077718
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative
Accumulated Value		10,000			10,601.48		11,084.2		11,468.45		11,764.28		14,031.39		11,608.56		12,135.59		13,046.58		14,362.73	16,083.28
C000077719
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative
Accumulated Value		10,000			10,550.18		10,952.22		11,256.21		11,464.22		13,580.34		11,159.48		11,592.25		12,364.16		13,514.06	15,026.94
C000083529
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative
Accumulated Value		10,000			10,619.39		11,127.24		11,538.62		11,858.41		14,174.09		11,752.43		12,313.63		13,270.64		14,629.18	16,422.56
C000077720
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative
Accumulated Value		10,000			10,628.8		11,144.18		11,557.12		11,891.6		14,217.74		11,794.64		12,361.03		13,316.24		14,685.68	16,483.02
C000077721
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative
Accumulated Value		10,000			10,584.43		11,044.54		11,411.73		11,689.18		13,905.44		11,489.73		11,991.03		12,870.02		14,132.38	15,806.18
C000028943
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Conservative
Accumulated Value		10,000			10,621.02		11,121.05		11,511		11,830.69		14,112.54		11,694.21		12,250.85		13,187.77		14,531.11	16,302.49
C000077710
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth
Accumulated Value		10,000			11,268.19		12,234.82		12,671.55		12,483.64		16,703.27		13,600.07		14,963.93		16,828.75		19,037.02	22,780.51
C000077711
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth
Accumulated Value		10,000.01			11,193.66		12,071.37		12,413.2		12,136.75		16,123.98		13,034.69		14,248.39		15,898.89		17,853.73	21,219.5
C000083527
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth
Accumulated Value		10,000			11,281.4		12,272.74		12,735.19		12,560.43		16,831.8		13,732.82		15,148.38		17,056.71		19,345.95	23,195.32
C000077712
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth
Accumulated Value		10,000			11,289.22		12,293.98		12,761.64		12,603		16,897.17		13,785.14		15,218.71		17,141.59		19,434.81	23,331.25
C000077713
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth
Accumulated Value		10,000			11,244.09		12,186.58		12,601.87		12,391.74		16,546.38		13,453.86		14,782.79		16,582.57		18,728.41	22,399.13
C000028941
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Growth
Accumulated Value		10,000			11,276.67		12,262.04		12,713.9		12,530.29		16,785.4		13,680.03		15,078.64		16,966.61		19,217.9	23,030.45
C000077714
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate
Accumulated Value		10,000			10,946.71		11,661.34		12,048.52		12,120.28		15,328.76		12,586.08		13,513.99		14,862.53		16,599.38	19,236.71
C000077715
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate
Accumulated Value		10,000			10,876.71		11,500.71		11,796.69		11,789.34		14,802.34		12,062.29		12,859.82		14,036.75		15,548.46	17,898.7
C000083528
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate
Accumulated Value		10,000			10,966.88		11,709.75		12,113.03		12,214.63		15,476.08		12,729.65		13,683.02		15,077.57		16,868.16	19,585.87
C000077716
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate
Accumulated Value		10,000			10,972.51		11,714.98		12,128.77		12,235.82		15,502.79		12,758.45		13,721.89		15,123.34		16,926.55	19,648.53
C000077717
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate
Accumulated Value		10,000.01			10,930.04		11,619.21		11,984.35		12,040.68		15,195.94		12,448.96		13,333.67		14,640.21		16,306.36	18,859.55
C000028942
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Global Allocation Fund – Moderate
Accumulated Value		10,000.01			10,959.62		11,687.22		12,081.83		12,174.21		15,413.06		12,668.32		13,606.83		14,985.62		16,744.82	19,424.36
C000077664
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund
Accumulated Value		10,000			11,031.5		11,205.9		12,043.89		11,809.19		13,764.52		11,670.02		12,486.3		13,652.54		14,923.34	16,071.22
C000077665
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund
Accumulated Value		10,000			10,957.08		11,057.76		11,807.37		11,495.95		13,319.3		11,200.48		11,899.01		12,927		14,029.78	15,018.1
C000083516
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund
Accumulated Value		10,000			11,056.39		11,258.13		12,129.22		11,919.02		13,936.95		11,828.74		12,683.49		13,893.54		15,214.52	16,436.85
C000077666
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund
Accumulated Value		10,000			11,067.06		11,289.81		12,156.82		11,951.22		13,981.17		11,887.3		12,731.8		13,948.61		15,278.16	16,502.37
C000114871
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund
Accumulated Value		10,000			11,073.32		11,292.06		12,184.09		11,990.17		14,039.5		11,931.6		12,810.41		14,049.85		15,403.92	16,660.29
C000077667
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund
Accumulated Value		10,000			10,977.03		11,117.05		11,882.47		11,596.17		13,475.12		11,378.57		12,108.38		13,183.01		14,349.47	15,405.4
C000077668
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund
Accumulated Value		10,000			11,005.41		11,164.16		11,977.87		11,721.75		13,651.86		11,546.97		12,336.13		13,463.24		14,689.03	15,789.1
C000028924
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson High-Yield Fund
Accumulated Value		10,000			11,046.59		11,238		12,097		11,875.99		13,873.53		11,763.03		12,600.37		13,788.12		15,081.33	16,273.3
C000183943
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund
Accumulated Value		10,000			11,201.99		11,721.11		12,089.47		11,751.85		14,616.6		13,083		15,373.39		17,982.9		21,359.81	26,650.84
C000183944
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund
Accumulated Value		10,000			11,111.16		11,538.67		11,816.86		11,381.89		14,054.3		12,492.44		14,574.77		16,930.61		19,959.29	24,722.47
C000183945
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund
Accumulated Value		10,000			11,204.81		11,739.67		12,131.83		11,809.49		14,711.89		13,191.52		15,528.31		18,191.53		21,648.37	27,057.66
C000183946
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund
Accumulated Value		10,000			11,228.7		11,774.62		12,175.78		11,849.38		14,773.86		13,262.1		15,609.51		18,302.48		21,789.66	27,237.2
C000183947
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund
Accumulated Value		10,000			11,201.76		11,754.56		12,163.28		11,851.98		14,780.11		13,281.28		15,647.46		18,355.79		21,865.99	27,366.64
C000183949
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund
Accumulated Value		10,000			11,161.49		11,666.17		12,048.42		11,711.35		14,602		13,102.63		15,428.16		18,060.95		21,461.2	26,782.8
C000183950
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson International Dividend Fund
Accumulated Value		10,000			11,192.36		11,714.33		12,099.24		11,760.62		14,635.97		13,111.93		15,410.47		18,032.13		21,439.25	26,762.74
C000137972
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Low Duration Multi-Sector Income Fund
Accumulated Value		10,000			10,351.43		9,739.58		10,114.13		10,481.95		10,626.8		10,216.72		10,665.71		11,335.05		12,052.62	12,687.03
C000137973
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Low Duration Multi-Sector Income Fund
Accumulated Value		10,000			10,275.25		9,608.56		9,893.43		10,182.02		10,250.54		9,791.48		10,139.27		10,696.81		11,306.88	11,808.79
C000137974
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Low Duration Multi-Sector Income Fund
Accumulated Value		10,000			10,355.05		9,761.8		10,147.42		10,521.44		10,686.12		10,304.62		10,765.09		11,462.55		12,226.76	12,881.88
C000137975
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Low Duration Multi-Sector Income Fund
Accumulated Value		10,000			10,379.04		9,790.03		10,180.67		10,576		10,747.98		10,369.36		10,837.32		11,543.17		12,315.31	12,993.79
C000137976
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Low Duration Multi-Sector Income Fund
Accumulated Value		10,000			10,382.39		9,810.79		10,203		10,605.5		10,773.37		10,396.64		10,888.01		11,594.83		12,382.92	13,076.07
C000151361
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Low Duration Multi-Sector Income Fund
Accumulated Value		10,000			10,304.72		9,657.63		9,982.81		10,299.23		10,384.57		9,953.64		10,334.3		10,936.41		11,593.11	12,137.54
C000137977
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Low Duration Multi-Sector Income Fund
Accumulated Value		10,000			10,323.94		9,696.03		10,043.59		10,388.91		10,501.06		10,088.56		10,500.59		11,139.97		11,838.28	12,425.63
C000137978
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Low Duration Multi-Sector Income Fund
Accumulated Value		10,000			10,358.01		9,764.16		10,133.33		10,508.89		10,663.4		10,271.47		10,720.08		11,403.44		12,150.99	12,788.36
C000077673
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund
Accumulated Value		10,000			11,675.98		12,505.07		13,003.87		11,512.9		15,732.29		14,655.64		16,311.28		18,537.61		19,955.63	23,965.54
C000077674
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund
Accumulated Value		10,000.01			11,611.65		12,355.23		12,775.07		11,238.91		15,257.86		14,113.84		15,616.44		17,617.15		18,852.5	22,481.47
C000083518
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund
Accumulated Value		10,000.01			11,712.42		12,584.97		13,122.23		11,647.83		15,970.41		14,918.78		16,657.35		18,968.22		20,481.44	24,651.12
C000077675
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund
Accumulated Value		10,000			11,716.13		12,589.41		13,134.26		11,668.18		16,003.39		14,946.46		16,702.09		19,030.27		20,550.75	24,740.39
C000114873
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund
Accumulated Value		10,000			11,725.41		12,612.25		13,176.14		11,708.3		16,080.15		15,039.47		16,810.73		19,179.21		20,730.84	24,990.89
C000077676
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund
Accumulated Value		10,000.01			11,640.39		12,429.92		12,890.38		11,374.21		15,491.59		14,385.01		15,958.56		18,070.6		19,380.24	23,181.02
C000077677
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund
Accumulated Value		10,000			11,669.43		12,494.85		12,986.07		11,482.07		15,692.48		14,599.37		16,243.32		18,436.93		19,831.5	23,768.7
C000028928
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mid Cap Value Fund
Accumulated Value		10,000.01			11,699.65		12,554.39		13,084.49		11,604.01		15,891.68		14,824.52		16,539.32		18,815.2		20,291.11	24,400.69
C000137958
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund
Accumulated Value		10,000			10,677.51		11,018.88		11,789.91		11,873.77		13,225.37		11,879.64		12,176.08		13,153.38		14,340.73	15,189.63
C000137959
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund
Accumulated Value		10,000			10,610.63		10,865.55		11,527.49		11,518.84		12,737.16		11,354.4		11,555.45		12,390.25		13,425	14,116.2
C000137960
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund
Accumulated Value		10,000			10,705.85		11,065.96		11,848.29		11,951.57		13,334.57		11,997.3		12,317.3		13,328.85		14,574.42	15,462.98
C000137961
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund
Accumulated Value		10,000			10,706.44		11,076.54		11,879.38		11,989.84		13,384.6		12,047.52		12,374.96		13,397.19		14,637.66	15,536.15
C000137962
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund
Accumulated Value		10,000			10,720.9		11,097.58		11,897.68		12,003.96		13,426.06		12,096.05		12,436.84		13,476.88		14,755.35	15,675.2
C000137963
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund
Accumulated Value		10,000			10,682.47		11,016.21		11,807.85		11,866.41		13,222.88		11,849.12		12,119.23		13,063		14,207.19	15,015.24
C000137964
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Multi-Sector Income Fund
Accumulated Value		10,000			10,697.16		11,045.98		11,825.64		11,904.56		13,284.24		11,940.26		12,247.32		13,240.12		14,445.33	15,309.43
C000077701
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund
Accumulated Value		10,000			10,058.64		10,099.73		10,467.06		10,841.14		11,090.96		10,393.94		10,538.34		11,187.48		11,940.89	12,383.5
C000077702
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund
Accumulated Value		10,000			9,982.91		9,913.54		10,200.68		10,489.91		10,669.52		9,925.87		9,999.9		10,578.47		11,170.94	11,502.23
C000083525
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund
Accumulated Value		10,000			10,074.78		10,098.86		10,483.27		10,875.65		11,144.82		10,462.3		10,625.57		11,299.86		12,082.98	12,551.95
C000077703
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund
Accumulated Value		10,000			10,082.25		10,111.67		10,535.67		10,896.22		11,203.93		10,522.79		10,694.01		11,380.83		12,135.19	12,613.9
C000114878
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund
Accumulated Value		10,000			10,089.15		10,126.82		10,527.24		10,936.48		11,221.54		10,544.83		10,684.81		11,378.36		12,183.26	12,670.97
C000077704
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund
Accumulated Value		10,000			10,042.17		10,032.66		10,379.64		10,731.27		10,958.59		10,283.46		10,370.02		11,028.61		11,709.88	12,119.01
C000028938
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Flexible Bond Fund
Accumulated Value		10,000			10,064.81		10,078.37		10,450.91		10,830.15		11,085.33		10,394.32		10,545.33		11,202.71		11,965.56	12,415.08
C000077705
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund
Accumulated Value		10,000			12,215.54		13,246.35		13,320.21		10,925.27		15,621.82		13,522.66		15,198.53		17,109.25		16,874.39	21,747.27
C000077706
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund
Accumulated Value		10,000.01			12,138.08		13,089.41		13,080.05		10,668.17		15,155.91		13,031.64		14,538.06		16,277.04		15,961.65	20,452.41
C000083526
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund
Accumulated Value		10,000.01			12,247.1		13,323.6		13,432.46		11,062.26		15,866.36		13,766.25		15,504.67		17,513.99		17,331.61	22,400.8
C000077707
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund
Accumulated Value		10,000			12,250.43		13,334.44		13,453		11,076.42		15,888.62		13,789.77		15,533.93		17,547.42		17,363.68	22,434.91
C000028939
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund
Accumulated Value		10,000			12,263.06		13,355.39		13,484.65		11,121.09		15,969.97		13,881.91		15,651.72		17,708.99		17,544.91	22,708.14
C000114879
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund
Accumulated Value		10,000			12,267		13,367.43		13,496.64		11,136.93		15,989.61		13,897.04		15,677.44		17,734.75		17,571.38	22,747.45
C000077708
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund
Accumulated Value		10,000			12,178.31		13,170.25		13,196.85		10,806.73		15,398.74		13,284.11		14,874.49		16,701.76		16,421.83	21,098.82
C000077709
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund
Accumulated Value		9,999.99			12,207.74		13,229.49		13,298.09		10,909.78		15,590.92		13,487.39		15,136.15		17,038.38		16,791.07	21,632.24
C000028940
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Value Fund
Accumulated Value		10,000			12,239.09		13,303.03		13,404.59		11,026.06		15,800.26		13,700.92		15,414.43		17,398.05		17,193.97	22,208.85
C000107973
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund
Accumulated Value		10,000			11,842.64		12,847.69		13,806.35		11,822.63		16,347.57		14,094.91		16,221.57		19,301.54		19,336.71	23,919.6
C000107974
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund
Accumulated Value		10,000			11,733.72		12,642.79		13,467.24		11,441.75		15,703.21		13,440.68		15,345.38		18,150.12		18,046.1	22,186.62
C000107975
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund
Accumulated Value		9,999.99			11,860.01		12,905.05		13,881.5		11,910.78		16,498.44		14,264.02		16,444.02		19,624.19		19,705.01	24,449.76
C000107976
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund
Accumulated Value		9,999.99			11,865.79		12,915.03		13,904.13		11,930.85		16,533.86		14,291.62		16,492.82		19,679.54		19,765.26	24,528.5
C000114893
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund
Accumulated Value	$ 10,000		$ 10,909.93			$ 11,753.24		$ 10,097.46		$ 14,006.81		$ 12,118.09		$ 14,000.78		$ 16,719.47		$ 16,818.57		$ 20,888
C000107977
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund
Accumulated Value		10,000			11,829.74		12,832.28		13,796.03		11,794.54		16,294.84		14,037.54		16,143.17		19,216.47		19,265.82	23,836.48
C000107978
Account Value [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small-Mid Cap Value Fund
Accumulated Value		9,999.99			11,847.95		12,873.29		13,840.47		11,847.83		16,409.63		14,167.02		16,317.29		19,449.45		19,507.65	24,174.95
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,802.96		13,518.78		14,873.25		15,985.88		22,871.39		19,890.08		23,741.49		29,410.34		34,017.31	41,509.2
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,802.96		13,518.78		14,873.25		15,985.88		22,871.39		19,890.08		23,741.49		29,410.34		34,017.31	41,509.2
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,802.96		13,518.78		14,873.25		15,985.88		22,871.39		19,890.08		23,741.49		29,410.34		34,017.31	41,509.2
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,802.96		13,518.78		14,873.25		15,985.88		22,871.39		19,890.08		23,741.49		29,410.34		34,017.31	41,509.2
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,802.96		13,518.78		14,873.25		15,985.88		22,871.39		19,890.08		23,741.49		29,410.34		34,017.31	41,509.2
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,802.96		13,518.78		14,873.25		15,985.88		22,871.39		19,890.08		23,741.49		29,410.34		34,017.31	41,509.2
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,802.96		13,518.78		14,873.25		15,985.88		22,871.39		19,890.08		23,741.49		29,410.34		34,017.31	41,509.2
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Unhedged)
Accumulated Value		10,000.17			9,782.42		9,915.27		10,495.04		10,938.01		11,226.13		9,514.22		9,388.84		9,475.61		10,319.63	10,383.57
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Accumulated Value		10,000			9,782		9,915		10,495		10,938		11,226		9,514		9,389		9,476		10,320	10,384
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Unhedged)
Accumulated Value		10,000.17			9,782.42		9,915.27		10,495.04		10,938.01		11,226.13		9,514.22		9,388.84		9,475.61		10,319.63	10,383.57
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Unhedged)
Accumulated Value		10,000			9,782		9,915		10,495		10,938		11,226		9,514		9,389		9,476		10,320	10,384
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Accumulated Value		10,000			9,782		9,915		10,495		10,938		11,226		9,514		9,389		9,476		10,320	10,384
Bloomberg Global Aggregate Credit Index (USD Hedged)
Account Value [Line Items]
Accumulated Value		10,000			10,234		10,315		11,285		12,063		12,439		10,853		11,000		11,633		12,449	13,005
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Unhedged)
Accumulated Value		10,000.17			9,782.42		9,915.27		10,495.04		10,938.01		11,226.13		9,514.22		9,388.84		9,475.61		10,319.63	10,384
Bloomberg Global Aggregate Bond Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Hedged)
Accumulated Value		10,000			9,958.71		10,123.48		10,912.7		11,574.91		11,583.76		10,548.17		10,602.83		11,048.17		11,728.08	12,099.88
Bloomberg Global Aggregate Bond Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Hedged)
Accumulated Value		10,000			9,958.71		10,123.48		10,912.7		11,574.91		11,583.76		10,548.17		10,602.83		11,048.17		11,728.08	12,099.88
Bloomberg Global Aggregate Bond Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Hedged)
Accumulated Value		10,000			9,958.71		10,123.48		10,912.7		11,574.91		11,583.76		10,548.17		10,602.83		11,048.17		11,728.08	12,099.88
Bloomberg Global Aggregate Bond Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Hedged)
Accumulated Value		10,000			9,958.71		10,123.48		10,912.7		11,574.91		11,583.76		10,548.17		10,602.83		11,048.17		11,728.08	12,099.88
Bloomberg Global Aggregate Bond Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Hedged)
Accumulated Value		10,000			9,958.71		10,123.48		10,912.7		11,574.91		11,583.76		10,548.17		10,602.83		11,048.17		11,728.08	12,099.88
Bloomberg Global Aggregate Bond Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Hedged)
Accumulated Value		10,000			9,958.71		10,123.48		10,912.7		11,574.91		11,583.76		10,548.17		10,602.83		11,048.17		11,728.08	12,099.88
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
MSCI All Country World IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index℠
Accumulated Value		10,000			11,878.62		13,152.5		13,908.03		14,201.55		19,777.85		16,662.91		19,417.26		23,179.33		26,926.92	33,301.14
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
MSCI World ex-USA IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex-USA Index℠
Accumulated Value		10,000			11,948.71		12,790.28		12,954.96		12,252.54		16,369.62		13,626.39		15,999.35		17,795.19		21,123.63	25,557.37
MSCI World ex-USA IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex-USA Index℠
Accumulated Value		10,000			11,948.71		12,790.28		12,954.96		12,252.54		16,369.62		13,626.39		15,999.35		17,795.19		21,123.63	25,557.37
MSCI World ex-USA IndexSM
Account Value [Line Items]
Accumulated Value		10,000			11,949		12,790		12,955		12,253		16,370		13,626		15,999		17,795		21,124	25,557
MSCI World ex-USA IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex-USA Index℠
Accumulated Value		10,000			11,948.71		12,790.28		12,954.96		12,252.54		16,369.62		13,626.39		15,999.35		17,795.19		21,123.63	25,557.37
MSCI World ex-USA IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex-USA Index℠
Accumulated Value		10,000			11,948.71		12,790.28		12,954.96		12,252.54		16,369.62		13,626.39		15,999.35		17,795.19		21,123.63	25,557.37
MSCI World ex-USA IndexSM
Account Value [Line Items]
Accumulated Value		10,000			11,949		12,790		12,955		12,253		16,370		13,626		15,999		17,795		21,124	25,557
MSCI World ex-USA IndexSM
Account Value [Line Items]
Accumulated Value		10,000			11,949		12,790		12,955		12,253		16,370		13,626		15,999		17,795		21,124	25,557
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,850.95		13,602.29		14,824.12		15,792.07		22,766.54		19,609.82		23,326.6		28,720.9		33,113.98	40,671.75
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,486		14,121		13,241		10,927		18,934		15,851		16,803		18,634		19,666	28,123
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,850.95		13,602.29		14,824.12		15,792.07		22,766.54		19,609.82		23,326.6		28,720.9		33,113.98	40,671.75
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		9,999.9999973			11,850.945776		13,602.291697		14,824.117759		15,792.067532		22,766.54426		19,609.819817		23,326.599679		28,720.897554		33,113.981111	40,671.749995
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		9,999.9999973			11,850.945776		13,602.291697		14,824.117759		15,792.067532		22,766.54426		19,609.819817		23,326.599679		28,720.897554		33,113.981111	40,671.749995
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		9,999.9999973			11,850.945776		13,602.291697		14,824.117759		15,792.067532		22,766.54426		19,609.819817		23,326.599679		28,720.897554		33,113.981111	40,671.749995
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,850.95		13,602.29		14,824.12		15,792.07		22,766.54		19,609.82		23,326.6		28,720.9		33,113.98	40,671.75
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	0		13,602.291697			14,824.117759		15,792.067532		22,766.54426		19,609.819817		23,326.599679		28,720.897554		33,113.981111		40,671.749995
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		9,999.9999973			11,850.945776		13,602.291697		14,824.117759		15,792.067532		22,766.54426		19,609.819817		23,326.599679		28,720.897554		33,113.981111	40,671.749995
S&P 500® Minimum Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Accumulated Value		10,000			10,640.57		11,875.61		13,428.91		13,925.58		17,803.65		17,447.92		19,009.03		22,152.29		24,961.74	27,485.25
S&P 500® Minimum Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Accumulated Value		10,000			10,640.57		11,875.61		13,428.91		13,925.58		17,803.65		17,447.92		19,009.03		22,152.29		24,961.74	27,485.25
S&P 500® Minimum Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Accumulated Value		10,000			10,640.57		11,875.61		13,428.91		13,925.58		17,803.65		17,447.92		19,009.03		22,152.29		24,961.74	27,485.25
S&P 500® Minimum Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Accumulated Value		10,000			10,640.57		11,875.61		13,428.91		13,925.58		17,803.65		17,447.92		19,009.03		22,152.29		24,961.74	27,485.25
S&P 500® Minimum Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Accumulated Value		10,000			10,640.57		11,875.61		13,428.91		13,925.58		17,803.65		17,447.92		19,009.03		22,152.29		24,961.74	27,485.25
S&P 500® Minimum Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Accumulated Value		10,000			10,640.57		11,875.61		13,428.91		13,925.58		17,803.65		17,447.92		19,009.03		22,152.29		24,961.74	27,485.25
S&P 500® Minimum Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Accumulated Value		10,000			10,640.57		11,875.61		13,428.91		13,925.58		17,803.65		17,447.92		19,009.03		22,152.29		24,961.74	27,485.25
Bloomberg Global Aggregate Credit Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Credit Index (USD Hedged)
Accumulated Value		10,000			10,234.12		10,314.68		11,284.72		12,063.44		12,438.95		10,852.98		11,000.25		11,633.38		12,449.44	13,005.37
Bloomberg Global Aggregate Credit Index (USD Hedged)
Account Value [Line Items]
Accumulated Value		10,000			10,234		10,315		11,285		12,063		12,439		10,853		11,000		11,633		12,449	13,005
Bloomberg Global Aggregate Credit Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Credit Index (USD Hedged)
Accumulated Value		10,000			10,234.12		10,314.68		11,284.72		12,063.44		12,438.95		10,852.98		11,000.25		11,633.38		12,449.44	13,005.37
Bloomberg Global Aggregate Credit Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Credit Index (USD Hedged)
Accumulated Value		10,000			10,234		10,315		11,285		12,063		12,439		10,853		11,000		11,633		12,449	13,005
Bloomberg Global Aggregate Credit Index (USD Hedged)
Account Value [Line Items]
Accumulated Value		10,000			10,234		10,315		11,285		12,063		12,439		10,853		11,000		11,633		12,449	13,005
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Accumulated Value		10,000			9,782		9,915		10,495		10,938		11,226		9,514		9,389		9,476		10,320	10,384
Bloomberg Global Aggregate Credit Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Credit Index (USD Hedged)
Accumulated Value		10,000			10,234.12		10,314.68		11,284.72		12,063.44		12,438.95		10,852.98		11,000.25		11,633.38		12,449.44	13,005.37
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Unhedged)
Accumulated Value		10,000			9,782		9,915		10,495		10,938		11,226		9,514		9,389		9,476		10,320	10,384
Global Conservative Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Hedged)
Accumulated Value		10,000			10,691.72		11,258.19		12,084.26		12,687.77		14,537.83		12,862.32		13,748.47		15,146.13		16,685.54	18,545.86
Global Conservative Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Unhedged)
Accumulated Value		10,000			10,741.38		11,212.65		11,797.39		12,260.98		14,079.7		12,900.1		13,808.01		15,281.61		16,817.88	18,695.5
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Unhedged)
Accumulated Value		10,000			9,782		9,915		10,495		10,938		11,226		9,514		9,389		9,476		10,320	10,384
Global Conservative Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Hedged)
Accumulated Value		10,000			10,691.72		11,258.19		12,084.26		12,687.77		14,537.83		12,862.32		13,748.47		15,146.13		16,685.54	18,545.86
Global Conservative Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Unhedged)
Accumulated Value		10,000			10,741.38		11,212.65		11,797.39		12,260.98		14,079.7		12,900.1		13,808.01		15,281.61		16,817.88	18,695.5
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Unhedged)
Accumulated Value		10,000			9,782		9,915		10,495		10,938		11,226		9,514		9,389		9,476		10,320	10,384
Global Conservative Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Hedged)
Accumulated Value		10,000			10,691.72		11,258.19		12,084.26		12,687.77		14,537.83		12,862.32		13,748.47		15,146.13		16,685.54	18,545.86
Global Conservative Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Unhedged)
Accumulated Value		10,000			10,741.38		11,212.65		11,797.39		12,260.98		14,079.7		12,900.1		13,808.01		15,281.61		16,817.88	18,695.5
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Unhedged)
Accumulated Value		10,000			9,782		9,915		10,495		10,938		11,226		9,514		9,389		9,476		10,320	10,384
Global Conservative Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Hedged)
Accumulated Value		10,000			10,691.72		11,258.19		12,084.26		12,687.77		14,537.83		12,862.32		13,748.47		15,146.13		16,685.54	18,545.86
Global Conservative Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Unhedged)
Accumulated Value		10,000			10,741.38		11,212.65		11,797.39		12,260.98		14,079.7		12,900.1		13,808.01		15,281.61		16,817.88	18,695.5
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Unhedged)
Accumulated Value		10,000			9,782		9,915		10,495		10,938		11,226		9,514		9,389		9,476		10,320	10,384
Global Conservative Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Hedged)
Accumulated Value		10,000			10,691.72		11,258.19		12,084.26		12,687.77		14,537.83		12,862.32		13,748.47		15,146.13		16,685.54	18,545.86
Global Conservative Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Unhedged)
Accumulated Value		10,000			10,741.38		11,212.65		11,797.39		12,260.98		14,079.7		12,900.1		13,808.01		15,281.61		16,817.88	18,695.5
Bloomberg Global Aggregate Bond Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (Unhedged)
Accumulated Value		10,000			9,782		9,915		10,495		10,938		11,226		9,514		9,389		9,476		10,320	10,384
Global Conservative Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Hedged)
Accumulated Value		10,000			10,691.72		11,258.19		12,084.26		12,687.77		14,537.83		12,862.32		13,748.47		15,146.13		16,685.54	18,545.86
Global Conservative Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Conservative Allocation Index (Unhedged)
Accumulated Value		10,000			10,741.38		11,212.65		11,797.39		12,260.98		14,079.7		12,900.1		13,808.01		15,281.61		16,817.88	18,695.5
Global Growth Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Hedged)
Accumulated Value		10,000			11,470.93		12,494.38		13,293.59		13,724.47		17,928.25		15,364.8		17,409.96		20,242.92		23,111.16	27,600.7
Global Growth Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Unhedged)
Accumulated Value		10,000.03			11,431.11		12,441.74		13,188.51		13,563.38		17,800.71		15,031.65		16,965.67		19,596.96		22,490.02	26,719.45
Global Growth Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Hedged)
Accumulated Value		10,000			11,470.93		12,494.38		13,293.59		13,724.47		17,928.25		15,364.8		17,409.96		20,242.92		23,111.16	27,600.7
Global Growth Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Unhedged)
Accumulated Value		10,000.03			11,431.11		12,441.74		13,188.51		13,563.38		17,800.71		15,031.65		16,965.67		19,596.96		22,490.02	26,719.45
Global Growth Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Hedged)
Accumulated Value		10,000			11,470.93		12,494.38		13,293.59		13,724.47		17,928.25		15,364.8		17,409.96		20,242.92		23,111.16	27,600.7
Global Growth Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Unhedged)
Accumulated Value		10,000.03			11,431.11		12,441.74		13,188.51		13,563.38		17,800.71		15,031.65		16,965.67		19,596.96		22,490.02	26,719.45
Global Growth Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Hedged)
Accumulated Value		10,000			11,470.93		12,494.38		13,293.59		13,724.47		17,928.25		15,364.8		17,409.96		20,242.92		23,111.16	27,600.7
Global Growth Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Unhedged)
Accumulated Value		10,000.03			11,431.11		12,441.74		13,188.51		13,563.38		17,800.71		15,031.65		16,965.67		19,596.96		22,490.02	26,719.45
Global Growth Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Hedged)
Accumulated Value		10,000			11,470.93		12,494.38		13,293.59		13,724.47		17,928.25		15,364.8		17,409.96		20,242.92		23,111.16	27,600.7
Global Growth Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Unhedged)
Accumulated Value		10,000.03			11,431.11		12,441.74		13,188.51		13,563.38		17,800.71		15,031.65		16,965.67		19,596.96		22,490.02	26,719.45
Global Growth Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Hedged)
Accumulated Value		10,000			11,470.93		12,494.38		13,293.59		13,724.47		17,928.25		15,364.8		17,409.96		20,242.92		23,111.16	27,600.7
Global Growth Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Growth Allocation Index (Unhedged)
Accumulated Value		10,000.03			11,431.11		12,441.74		13,188.51		13,563.38		17,800.71		15,031.65		16,965.67		19,596.96		22,490.02	26,719.45
Global Moderate Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Hedged)
Accumulated Value		10,000			11,075.4		11,863.21		12,685.04		13,218.15		16,179.83		14,094.35		15,517.29		17,565.89		19,703.2	22,708.15
Global Moderate Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Unhedged)
Accumulated Value		10,000.07			10,998.15		11,763.85		12,486.11		12,912.92		15,957.36		13,498.54		14,746.81		16,477.01		18,673.92	21,301.08
Global Moderate Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Hedged)
Accumulated Value		10,000			11,075.4		11,863.21		12,685.04		13,218.15		16,179.83		14,094.35		15,517.29		17,565.89		19,703.2	22,708.15
Global Moderate Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Unhedged)
Accumulated Value		10,000.07			10,998.15		11,763.85		12,486.11		12,912.92		15,957.36		13,498.54		14,746.81		16,477.01		18,673.92	21,301.08
Global Moderate Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Hedged)
Accumulated Value		10,000			11,075.4		11,863.21		12,685.04		13,218.15		16,179.83		14,094.35		15,517.29		17,565.89		19,703.2	22,708.15
Global Moderate Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Unhedged)
Accumulated Value		10,000.07			10,998.15		11,763.85		12,486.11		12,912.92		15,957.36		13,498.54		14,746.81		16,477.01		18,673.92	21,301.08
Global Moderate Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Hedged)
Accumulated Value		10,000			11,075.4		11,863.21		12,685.04		13,218.15		16,179.83		14,094.35		15,517.29		17,565.89		19,703.2	22,708.15
Global Moderate Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Unhedged)
Accumulated Value		10,000.07			10,998.15		11,763.85		12,486.11		12,912.92		15,957.36		13,498.54		14,746.81		16,477.01		18,673.92	21,301.08
Global Moderate Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Hedged)
Accumulated Value		10,000			11,075.4		11,863.21		12,685.04		13,218.15		16,179.83		14,094.35		15,517.29		17,565.89		19,703.2	22,708.15
Global Moderate Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Unhedged)
Accumulated Value		10,000.07			10,998.15		11,763.85		12,486.11		12,912.92		15,957.36		13,498.54		14,746.81		16,477.01		18,673.92	21,301.08
Global Moderate Allocation Index (Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Hedged)
Accumulated Value		10,000			11,075.4		11,863.21		12,685.04		13,218.15		16,179.83		14,094.35		15,517.29		17,565.89		19,703.2	22,708.15
Global Moderate Allocation Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				Global Moderate Allocation Index (Unhedged)
Accumulated Value		10,000.07			10,998.15		11,763.85		12,486.11		12,912.92		15,957.36		13,498.54		14,746.81		16,477.01		18,673.92	21,301.08
Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value		10,000			11,269.69		11,564.68		12,429.54		12,433.68		14,344.76		12,506.51		13,640.13		15,063.89		16,613.18	17,595.15
Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value		10,000			11,269.69		11,564.68		12,429.54		12,433.68		14,344.76		12,506.51		13,640.13		15,063.89		16,613.18	17,595.15
Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value		10,000			11,269.69		11,564.68		12,429.54		12,433.68		14,344.76		12,506.51		13,640.13		15,063.89		16,613.18	17,595.15
Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value		10,000			11,269.69		11,564.68		12,429.54		12,433.68		14,344.76		12,506.51		13,640.13		15,063.89		16,613.18	17,595.15
Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value		10,000			11,269.69		11,564.68		12,429.54		12,433.68		14,344.76		12,506.51		13,640.13		15,063.89		16,613.18	17,595.15
Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value		10,000			11,269.69		11,564.68		12,429.54		12,433.68		14,344.76		12,506.51		13,640.13		15,063.89		16,613.18	17,595.15
Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value		10,000			11,269.69		11,564.68		12,429.54		12,433.68		14,344.76		12,506.51		13,640.13		15,063.89		16,613.18	17,595.15
Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value		10,000			11,269.69		11,564.68		12,429.54		12,433.68		14,344.76		12,506.51		13,640.13		15,063.89		16,613.18	17,595.15
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond 1-3 Year Index
Accumulated Value		10,000			10,037.78		10,059.59		10,490.73		10,910.58		10,949.91		10,557.72		10,612.63		11,134.91		11,797.01	12,178.3
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Accumulated Value		10,000			10,048.62		10,185.52		10,421.1		10,590.85		10,600.83		10,618.63		11,000.23		11,594.41		12,137.07	12,603.03
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond 1-3 Year Index
Accumulated Value		10,000			10,037.78		10,059.59		10,490.73		10,910.58		10,949.91		10,557.72		10,612.63		11,134.91		11,797.01	12,178.3
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Accumulated Value		10,000			10,048.62		10,185.52		10,421.1		10,590.85		10,600.83		10,618.63		11,000.23		11,594.41		12,137.07	12,603.03
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond 1-3 Year Index
Accumulated Value		10,000			10,037.78		10,059.59		10,490.73		10,910.58		10,949.91		10,557.72		10,612.63		11,134.91		11,797.01	12,178.3
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Accumulated Value		10,000			10,048.62		10,185.52		10,421.1		10,590.85		10,600.83		10,618.63		11,000.23		11,594.41		12,137.07	12,603.03
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond 1-3 Year Index
Accumulated Value		10,000			10,037.78		10,059.59		10,490.73		10,910.58		10,949.91		10,557.72		10,612.63		11,134.91		11,797.01	12,178.3
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Accumulated Value		10,000			10,048.62		10,185.52		10,421.1		10,590.85		10,600.83		10,618.63		11,000.23		11,594.41		12,137.07	12,603.03
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond 1-3 Year Index
Accumulated Value		10,000			10,037.78		10,059.59		10,490.73		10,910.58		10,949.91		10,557.72		10,612.63		11,134.91		11,797.01	12,178.3
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Accumulated Value		10,000			10,048.62		10,185.52		10,421.1		10,590.85		10,600.83		10,618.63		11,000.23		11,594.41		12,137.07	12,603.03
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond 1-3 Year Index
Accumulated Value		10,000			10,037.78		10,059.59		10,490.73		10,910.58		10,949.91		10,557.72		10,612.63		11,134.91		11,797.01	12,178.3
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Accumulated Value		10,000			10,048.62		10,185.52		10,421.1		10,590.85		10,600.83		10,618.63		11,000.23		11,594.41		12,137.07	12,603.03
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond 1-3 Year Index
Accumulated Value		10,000			10,037.78		10,059.59		10,490.73		10,910.58		10,949.91		10,557.72		10,612.63		11,134.91		11,797.01	12,178.3
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Accumulated Value		10,000			10,048.62		10,185.52		10,421.1		10,590.85		10,600.83		10,618.63		11,000.23		11,594.41		12,137.07	12,603.03
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond 1-3 Year Index
Accumulated Value		10,000			10,037.78		10,059.59		10,490.73		10,910.58		10,949.91		10,557.72		10,612.63		11,134.91		11,797.01	12,178.3
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Accumulated Value		10,000			10,048.62		10,185.52		10,421.1		10,590.85		10,600.83		10,618.63		11,000.23		11,594.41		12,137.07	12,603.03
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,593		12,473		12,932		11,405		17,456		15,711		17,361		19,441		21,683	27,455
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,593		12,473		12,932		11,405		17,456		15,711		17,361		19,441		21,683	27,455
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,593		12,473		12,932		11,405		17,456		15,711		17,361		19,441		21,683	27,455
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,592.55		12,473.04		12,932.21		11,404.67		17,456.45		15,711.33		17,361.45		19,440.92		21,683.24	27,455.21
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,593		12,473		12,932		11,405		17,456		15,711		17,361		19,441		21,683	27,455
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,593		12,473		12,932		11,405		17,456		15,711		17,361		19,441		21,683	27,455
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,593		12,473		12,932		11,405		17,456		15,711		17,361		19,441		21,683	27,455
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,593		12,473		12,932		11,405		17,456		15,711		17,361		19,441		21,683	27,455
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			9,968.54		9,928.93		10,710.27		11,646.31		11,607.49		10,412.83		10,315.19		10,586.58		11,229.82	11,655.53
Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year U.S. Government/Credit Index
Accumulated Value		10,000			10,034.87		10,055.59		10,484.63		10,925.35		10,973.66		10,582.53		10,638.12		11,155.79		11,818.31	12,189.92
Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year U.S. Government/Credit Index
Accumulated Value		10,000			10,034.87		10,055.59		10,484.63		10,925.35		10,973.66		10,582.53		10,638.12		11,155.79		11,818.31	12,189.92
Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year U.S. Government/Credit Index
Accumulated Value		10,000			10,034.87		10,055.59		10,484.63		10,925.35		10,973.66		10,582.53		10,638.12		11,155.79		11,818.31	12,189.92
Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year U.S. Government/Credit Index
Accumulated Value		10,000			10,034.87		10,055.59		10,484.63		10,925.35		10,973.66		10,582.53		10,638.12		11,155.79		11,818.31	12,189.92
Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year U.S. Government/Credit Index
Accumulated Value		10,000			10,034.87		10,055.59		10,484.63		10,925.35		10,973.66		10,582.53		10,638.12		11,155.79		11,818.31	12,189.92
Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year U.S. Government/Credit Index
Accumulated Value		10,000			10,034.87		10,055.59		10,484.63		10,925.35		10,973.66		10,582.53		10,638.12		11,155.79		11,818.31	12,189.92
Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year U.S. Government/Credit Index
Accumulated Value		10,000			10,034.87		10,055.59		10,484.63		10,925.35		10,973.66		10,582.53		10,638.12		11,155.79		11,818.31	12,189.92
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,486		14,121		13,241		10,927		18,934		15,851		16,803		18,634		19,666	28,123
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,486		14,121		13,241		10,927		18,934		15,851		16,803		18,634		19,666	28,123
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,486		14,121		13,241		10,927		18,934		15,851		16,803		18,634		19,666	28,123
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,672
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,486		14,121		13,241		10,927		18,934		15,851		16,803		18,634		19,666	28,123
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,485.7		14,121.22		13,240.7		10,926.63		18,933.62		15,851.14		16,803.4		18,634.26		19,665.73	28,123.17
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,486		14,121		13,241		10,927		18,934		15,851		16,803		18,634		19,666	28,123
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,486		14,121		13,241		10,927		18,934		15,851		16,803		18,634		19,666	28,123
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,486		14,121		13,241		10,927		18,934		15,851		16,803		18,634		19,666	28,123
Russell 2500™ Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500™ Value Index
Accumulated Value		9,999.9999993			11,836.05744		13,195.893495		12,941.989894		10,936.15724		17,851.179222		15,496.00164		17,103.018444		19,025.696365		21,017.387846	29,117.022841
Russell 2500™ Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500™ Value Index
Accumulated Value		9,999.9999993			11,836.05744		13,195.893495		12,941.989894		10,936.15724		17,851.179222		15,496.00164		17,103.018444		19,025.696365		21,017.387846	29,117.022841
Russell 2500™ Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500™ Value Index
Accumulated Value		9,999.9999993			11,836.05744		13,195.893495		12,941.989894		10,936.15724		17,851.179222		15,496.00164		17,103.018444		19,025.696365		21,017.387846	29,117.022841
Russell 2500™ Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500™ Value Index
Accumulated Value		10,000			11,836.06		13,195.89		12,941.99		10,936.16		17,851.18		15,496		17,103.02		19,025.7		21,017.39	29,117.02
Russell 2500™ Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500™ Value Index
Accumulated Value	$ 10,000		$ 13,195.893495			$ 12,941.989894		$ 10,936.15724		$ 17,851.179222		$ 15,496.00164		$ 17,103.018444		$ 19,025.696365		$ 21,017.387846		$ 29,117.022841
Russell 2500™ Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500™ Value Index
Accumulated Value		9,999.9999993			11,836.05744		13,195.893495		12,941.989894		10,936.15724		17,851.179222		15,496.00164		17,103.018444		19,025.696365		21,017.387846	29,117.022841
Russell 2500™ Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500™ Value Index
Accumulated Value		9,999.9999993			11,836.05744		13,195.893495		12,941.989894		10,936.15724		17,851.179222		15,496.00164		17,103.018444		19,025.696365		21,017.387846	29,117.022841
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 9,999.9999973			$ 11,850.945776		$ 13,602.291697		$ 14,824.117759		$ 15,792.067532		$ 22,766.54426		$ 19,609.819817		$ 23,326.599679		$ 28,720.897554		$ 33,113.981111	$ 40,671.749995